UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

IMPAC SECURED ASSETS CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2012 to December 31, 2016

Date of Report (Date of earliest event reported) June 5, 2012

Commission File Number of securitizer: 025-01055

Central Index Key Number of securitizer: 0001018905

Ron Morrison

(949) 475-3942

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02                                           Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are set forth in Annex A, attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1.

As noted in footnote (1) to Annex A, the two repurchase demands previously reported were rejected in June 2012.  No subsequent communications have been received with respect to those requests.  No other repurchase demands have been received in any subsequent quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IMPAC SECURED ASSETS CORP.

Date	3/8/17

/s/ Ron Morrison

Ron Morrison, Executive Vice President

EXHIBIT INDEX

Exhibit
Number

99.1	Annex A to Form ABS-15G (Repurchase Reporting)